LONG-TERM DEBT, NET (2016 Studio City Credit Facilities) - Additional Information (Detail)		12 Months Ended
	Nov. 30, 2016 HKD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2016 USD ($)	Jan. 28, 2013 HKD ($)	Jan. 28, 2013 USD ($)
Long-term Debt [Line Items]
Total outstanding borrowings			$ 1,625,128,000			$ 1,450,128,000
Studio City Project Facility [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity								$ 10,855,880,000	$ 1,395,357,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 234,000,000						$ 30,077,000
Maturity date		Nov. 30, 2021
Net assets restricted from distribution						1,082,000,000
2016 Studio City Credit Facilities [Member] | Total Credit Facility [Member] | Hong Kong Interbank Offered Rate HIBOR [Member]
Long-term Debt [Line Items]
Interest rate margin per annum added to applicable variable rate	4.00%
2016 Studio City Credit Facilities [Member] | Term Loan Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 1,000,000						129,000
Total outstanding borrowings					$ 1,000,000	128,000
Term loan facility, cash collateral	1,012,500						130,000
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Long-term Debt [Line Items]
Credit facility, maximum borrowing capacity	$ 233,000,000						$ 29,948,000
Total outstanding borrowings					0
Amount available for future drawdown					$ 233,000,000	$ 29,914,000
Loan commitment fees recognized		$ 416,000	$ 419,000	$ 419,000